Share-Based Compensation - Stock Option Activity (Details) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
	Apr. 14, 2020	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares) | shares		90	81	42
Granted (in shares) | shares		5	18	46
Exercised (in shares) | shares		0	0	0
Expired (in shares) | shares		(2)	(3)	(2)
Forfeited (in shares) | shares		(3)	(6)	(5)
Outstanding, ending balance (in shares) | shares		90	90	81	42
Options exercisable, shares underlying options (in shares) | shares		65	41	22
Weighted Average Exercise Price Per Share(a)
Outstanding, beginning balance (in usd per share) | $ / shares		$ 1,440	$ 1,650	$ 2,376
Granted (in usd per share) | $ / shares		594	602	1,090
Exercised (in usd per share) | $ / shares		0	0	0
Expired (in usd per share) | $ / shares		1,272	2,766	3,700
Forfeited (in usd per share) | $ / shares		794	1,090	1,824
Outstanding, ending balance (in usd per share) | $ / shares		1,420	1,440	1,650	$ 2,376
Options exercisable, average exercise price per share (in usd per share) | $ / shares		$ 1,656	$ 2,146	$ 3,030
Options outstanding, weighted average contract life		5 years 8 months 12 days	7 years 1 month 24 days	7 years 8 months 23 days	7 years 2 months 19 days
Options outstanding, aggregate intrinsic value | $		$ 0	$ 0	$ 1	$ 14
Options exercised, aggregate intrinsic value | $		$ 0	$ 0	$ 0
Options exercisable, weighted average contract life		4 years 10 months 9 days	5 years 8 months 23 days	5 years 3 months 3 days
Options exercisable, aggregate intrinsic value | $		$ 0	$ 0	$ 0
Stock split, conversion ratio	0.005